UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

          Investment Company Act file number   811-08050
                                            --------------------------

                             Asia Tigers Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Simpson Thacher Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4711
                                                           -------------

                    Date of fiscal year end: October 31, 2004
                                            -----------------

                     Date of reporting period: July 31, 2004
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.04% of holdings)
                  CHINA                                                     4.37%
                  COAL                                                      1.96%
       1,188,000  Yanzhou Coal Mining Company Limited 'H'                             $        442,233    $      1,439,335
                                                                                      ----------------    ----------------
                  ENERGY SOURCES                                            2.41%
          28,099  China Petroleum and Chemical Corporation ADR                                 688,463           1,113,001
          13,650  CNOOC Limited ADR                                                            651,781             655,610
                                                                                      ----------------    ----------------
                                                                                             1,340,244           1,768,611
                                                                                      ----------------    ----------------
                  TOTAL CHINA                                                                1,782,477           3,207,946
                                                                                      ----------------    ----------------
                  HONG KONG                                                22.50%
                  APPAREL/SHOES MANUFACTURING                               0.79%
         234,100  Yue Yuen Industrial (Holdings) Limited                                       369,639             580,759
                                                                                      ----------------    ----------------
                  AUTOMOBILES                                               0.62%
       1,207,000  Denway Motors Limited                                                        304,050             452,634
                                                                                      ----------------    ----------------
                  BANKING                                                   2.43%
          84,600  Dah Sing Financial Group                                                     444,094             520,625
          53,200  Hang Seng Bank Limited                                                       548,066             680,359
          39,700  HSBC Holdings PLC                                                            452,431             585,332
                                                                                      ----------------    ----------------
                                                                                             1,444,591           1,786,316
                                                                                      ----------------    ----------------
                  COMPUTERS                                                 0.83%
       2,398,000  Digital China Holdings Limited+                                              767,385             611,809
                                                                                      ----------------    ----------------
                  CONSUMER GOODS & SERVICES                                 0.76%
         402,000  Li & Fung Limited                                                            355,668             556,626
                                                                                      ----------------    ----------------
                  FINANCIAL SERVICES                                        1.43%
         508,000  Hong Kong Exchanges & Clearing Limited                                       788,379           1,048,584
                                                                                      ----------------    ----------------
                  MULTI - INDUSTRY                                          2.08%
         225,600  Hutchison Whampoa Limited                                                    981,423           1,525,722
                                                                                      ----------------    ----------------
                  OIL & GAS                                                 1.11%
       1,736,000  Xinao Gas Holdings Limited+                                                  805,187             817,939
                                                                                      ----------------    ----------------
                  REAL ESTATE                                               7.76%
         202,700  Cheung Kong (Holdings) Limited                                             1,613,963           1,500,789

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  HONG KONG (CONTINUED)
                  REAL ESTATE (CONTINUED)
       1,668,135  China Vanke Company Limited                                         $        604,555   $        855,470
         592,000  Hopewell Holdings Limited                                                    427,067          1,172,638
         234,000  Kerry Properties Limited                                                     366,733            373,507
         172,300  Sun Hung Kai Properties Limited                                            1,192,454          1,457,951
         110,000  Wharf (Holdings) Limited                                                     302,467            338,468
                                                                                      ----------------    ---------------
                                                                                             4,507,239          5,698,823
                                                                                      ----------------    ---------------
                  RETAIL FOOD CHAINS                                        0.73%
         492,000  Cafe De Coral Holdings Limited                                               386,718            533,010
                                                                                      ----------------    ---------------
                  RETAILING                                                 1.38%
         227,500  Esprit Holdings Limited                                                      305,537          1,012,103
                                                                                      ----------------    ---------------
                  TELECOMMUNICATIONS                                        2.58%
         651,600  China Mobile (Hong Kong) Limited                                           1,971,970          1,892,183
                                                                                      ----------------    ---------------
                  TOTAL HONG KONG                                                           12,987,786         16,516,508
                                                                                      ----------------    ---------------
                  INDIA                                                     6.99%
                  BANKING                                                   2.71%
         107,500  Corporation Bank                                                             452,491            523,302
         120,680  State Bank of India                                                          494,160          1,150,071
         240,000  Union Bank of India                                                          333,120            316,463
                                                                                      ----------------    ---------------
                                                                                             1,279,771          1,989,836
                                                                                      ----------------    ---------------
                  ENERGY SOURCES                                            1.03%
          71,808  Reliance Industries Limited                                                  213,173            757,023
                                                                                      ----------------    ---------------
                  MEDIA                                                     0.22%
          90,500  Pritish Nandy Communications Limited                                         136,576            159,436
                                                                                      ----------------    ---------------
                  PHARMACEUTICALS                                           0.66%
          23,889  Ranbaxy Laboratories Limited                                                 178,635            484,837
                                                                                      ----------------    ---------------
                  TECHNOLOGY                                                1.63%
          35,736  Infosys Technologies Limited                                                 759,864          1,197,301
                                                                                      ----------------    ---------------
                  UTILITIES - ELECTRIC & GAS                                0.74%
          22,000  Bharat Heavy Electricals Limited                                             113,251            258,378

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  INDIA (CONTINUED)
                  UTILITIES - ELECTRIC & GAS (CONTINUED)
          49,162  Tata Power Company Limited                                          $        259,982    $       280,025
                                                                                      ----------------    -----------------
                                                                                               373,233            538,403
                                                                                      ----------------    ---------------
                  TOTAL INDIA                                                                2,941,252          5,126,836
                                                                                      ----------------    ---------------
                  INDONESIA                                                 1.11%
                  BANKING                                                   0.49%
       1,747,000  PT Bank Central Asia                                                         350,677            358,580
                                                                                      ----------------    ---------------
                  BEVERAGES & TOBACCO                                       0.62%
         765,500  PT Hanjaya Mandala Sampoerna                                                 376,159            456,702
                                                                                      ----------------    ---------------
                  TOTAL INDONESIA                                                              726,836            815,282
                                                                                      ----------------    ---------------
                  KOREA                                                     24.93%
                  APPLIANCE & HOUSEHOLD DURABLES                            10.38%
          21,370  Samsung Electronics Company Limited                                        4,634,652          7,619,744
                                                                                      ----------------    ---------------
                  AUTOMOBILES                                               0.81%
          16,040  Hyundai Motor Company                                                        524,085            595,242
                                                                                      ----------------    ---------------
                  BANKING                                                   3.05%
          53,681  Kookmin Bank+                                                              1,124,960          1,475,711
          52,430  Shinhan Financial Group Company Limited                                      555,042            764,371
                                                                                      ----------------    ---------------
                                                                                             1,680,002          2,240,082
                                                                                      ----------------    ---------------
                  CHEMICALS                                                 1.26%
          11,580  Korea Petrochemical Industrial Company Limited                                71,633             74,263
           6,822  LG Chem Limited                                                              245,355            227,206
          29,610  LG Petrochemical Company Limited                                             723,896            621,569
                                                                                      ----------------    ---------------
                                                                                             1,040,884            923,038
                                                                                      ----------------    ---------------
                  COMPUTERS                                                 0.86%
           6,767  Samsung SDI Company Limited                                                  443,779            633,593
                                                                                      ----------------    ---------------
                  CONSTRUCTION & HOUSING                                    0.87%
          46,790  Kyeryong Construction Industrial Company Limited                             559,574            388,483

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  KOREA (CONTINUED)
                  CONSTRUCTION & HOUSING (CONTINUED)
          16,200  LG Engineering & Construction Corporation                           $        162,342    $       249,337
                                                                                      ----------------    ---------------
                                                                                               721,916            637,820
                                                                                      ----------------    ---------------
                  ELECTRICAL & ELECTRONICS                                  0.54%
          79,090  iRevo Incorporated+                                                          765,122            392,238
                                                                                      ----------------    ---------------
                  FOOD & HOUSEHOLD PRODUCTS                                 0.40%
           6,030  CJ Corporation                                                               254,129            294,926
                                                                                      ----------------    ---------------
                  GAMING/CASINO                                             0.74%
          52,216  Kangwon Land Incorporated                                                    670,261            544,707
                                                                                      ----------------    ---------------
                  INSURANCE                                                 0.59%
         115,820  LG Insurance Company Limited                                                 509,122            435,253
                                                                                      ----------------    ---------------
                  METALS - STEEL                                            2.65%
           9,070  POSCO                                                                      1,048,340          1,236,994
          19,450  POSCO ADR                                                                    553,225            705,646
                                                                                      ----------------    ---------------
                                                                                             1,601,565          1,942,640
                                                                                      ----------------    ---------------
                  TELECOMMUNICATIONS                                        2.23%
          12,040  SK Telecom Company Limited                                                 1,947,061          1,636,905
                                                                                      ----------------    ---------------
                  TRANSPORTATION - AIR                                      0.00%
               5  Korean Air Lines Company Limited+                                                 48                 61
                                                                                      ----------------    ---------------
                  UTILITIES - ELECTRIC & GAS                                0.55%
          24,080  Korea Electric Power Corporation                                             433,537            404,593
                                                                                      ----------------    ---------------
                  TOTAL KOREA                                                               15,226,163         18,300,842
                                                                                      ----------------    ---------------
                  MALAYSIA                                                  6.26%
                  AGRICULTURE                                               0.98%
         343,900  IOI Corporation                                                              503,495            719,475
                                                                                      ----------------    ---------------
                  BANKING                                                   0.44%
         357,000  AMMB Holdings                                                                330,245            323,179
                                                                                      ----------------    ---------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  MALAYSIA (CONTINUED)
                  CONSTRUCTION & HOUSING                                    0.76%
         398,600  Gamuda                                                              $        614,741    $       555,942
                                                                                      ----------------    ---------------
                  GAMING/CASINO                                             1.23%
         378,700  Resorts World                                                                848,797            901,904
                                                                                      ----------------    ---------------
                  MULTI - INDUSTRY                                          0.55%
         247,000  WTK Holdings                                                                 400,294            403,000
                                                                                      ----------------    ---------------
                  OIL EQUIPMENT & SERVICES                                  0.73%
       4,480,800  Dialog Group                                                                 537,468            536,517
                                                                                      ----------------    ---------------
                  SHIPPING & TRANSPORT                                      0.88%
         199,500  Malaysia International Shipping Corporation                                  455,085            645,750
                                                                                      ----------------    ---------------
                  TELECOMMUNICATIONS                                        0.69%
         219,650  Maxis Communications                                                         288,735            508,663
                                                                                      ----------------    ---------------
                  TOTAL MALAYSIA                                                             3,978,860          4,594,430
                                                                                      ----------------    ---------------
                  SINGAPORE                                                10.55%
                  BANKING                                                   4.26%
         243,100  DBS Group Holdings Limited                                                 1,634,677          2,189,772
         117,756  United Overseas Bank Limited                                                 662,013            937,531
                                                                                      ----------------    ---------------
                                                                                             2,296,690          3,127,303
                                                                                      ----------------    ---------------
                  ELECTRONIC COMPONENTS & INSTRUMENTS                       0.78%
          60,600  Venture Corporation Limited                                                  432,052            570,519
                                                                                      ----------------    ---------------
                  FINANCIAL SERVICES                                        0.42%
         306,000  Singapore Exchange Ltd                                                       304,617            309,423
                                                                                      ----------------    ---------------
                  FOOD & HOUSEHOLD PRODUCTS                                 1.39%
         734,000  People's Food Holdings Limited                                               340,433            469,214
         537,000  Want Want Holdings Limited                                                   478,897            553,110
                                                                                      ----------------    ---------------
                                                                                               819,330          1,022,324
                                                                                      ----------------    ---------------
                  REAL ESTATE                                               0.64%
         434,500  Keppel Land Limited                                                          336,757            469,661
                                                                                      ----------------    ---------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  SINGAPORE (CONTINUED)
                  TELECOMMUNICATIONS                                        1.71%
         943,000  Singapore Telecommunications Limited                                $      1,031,853    $     1,254,959
                                                                                      ----------------    ---------------
                  TRANSPORTATION - AIR                                      0.71%
          81,000  Singapore Airlines Limited                                                   514,277            522,505
                                                                                      ----------------    ---------------
                  WATER TREATMENT                                           0.64%
         550,500  Hyflux Limited                                                               331,865            470,280
                                                                                      ----------------    ---------------
                  TOTAL SINGAPORE                                                            6,067,441          7,746,974
                                                                                      ----------------    ---------------
                  TAIWAN                                                   17.72%
                  BANKING                                                   4.24%
       1,078,170  Chinatrust Financial Holding Company Limited                                 852,442          1,100,691
       1,876,569  SinoPac Financial Holdings Company Limited                                   735,450            927,519
       1,416,045  Taishin Financial Holdings Company Limited                                   562,056          1,083,177
                                                                                      ----------------    ---------------
                                                                                             2,149,948          3,111,387
                                                                                      ----------------    ---------------
                  CHEMICALS                                                 1.02%
         537,420  Formosa Plastic Corporation                                                  804,748            746,285
                                                                                      ----------------    ---------------
                  COMPUTERS                                                 0.64%
         440,000  Benq Corporation                                                             494,302            473,786
                                                                                      ----------------    ---------------
                  DATA PROCESSING AND REPRODUCTION                          0.95%
         700,787  Compal Electronics Incorporated                                              522,227            698,931
                                                                                      ----------------    ---------------
                  ELECTRICAL & ELECTRONICS                                  6.23%
         270,825  Delta Electronics Incorporated                                               317,806            333,850
         252,957  Hon Hai Precision Industry Company Limited                                   848,431            911,658
       2,635,171  Taiwan Semiconductor Manufacturing Company Limited                         5,217,587          3,325,944
                                                                                      ----------------    ---------------
                                                                                             6,383,824          4,571,452
                                                                                      ----------------    ---------------
                  ELECTRONIC COMPONENTS & INSTRUMENTS                       2.85%
         550,376  Advantech Company Limited                                                    762,714          1,076,788
         214,000  Au Optronics Corp                                                            259,837            249,320
       1,152,618  Elan Microelectronics Corporation                                          1,134,111            762,986
                                                                                      ----------------    ---------------
                                                                                             2,156,662          2,089,094
                                                                                      ----------------    ---------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  TAIWAN (CONTINUED)
                  HEALTH & PERSONAL CARE                                    0.31%
          96,000  Pihsiang Machinery Manufacturing Company Limited                    $        202,124    $       228,773
                                                                                      ----------------    ---------------
                  INTERNET                                                  0.49%
         746,000  Gamania Digital Entertainment Company Limited+                               595,579            357,746
                                                                                      ----------------    ---------------
                  METALS - STEEL                                            0.51%
         144,200  Catcher Technology Company Limited                                           413,483            373,333
                                                                                      ----------------    ---------------
                  PHOTO-OPTICS                                              0.24%
          27,000  Largan Precision Company Limited                                             316,158            180,318
                                                                                      ----------------    ---------------
                  REGISTERED INVESTMENT COMPANY                             0.24%
          18,000  iShares MSCI Taiwan Index Fund                                               201,433            176,400
                                                                                      ----------------    ---------------
                  TOTAL TAIWAN                                                              14,240,488         13,007,505
                                                                                      ----------------    ---------------
                  THAILAND                                                  4.61%
                  BUILDING MATERIALS & COMPONENTS                           1.11%
         138,720  Siam Cement PLC - Foreign                                                    349,623            819,160
                                                                                      ----------------    ---------------
                  ENTERTAINMENT                                             0.50%
       1,077,000  Major Cineplex Group PLC                                                     371,948            367,515
                                                                                      ----------------    ---------------
                  FOOD & HOUSEHOLD PRODUCTS                                 0.01%
                  Charoen Pokphand Foods PLC Warrants - expiration date
         124,940  07/21/05+                                                                          0              7,196
                                                                                      ----------------    ---------------
                  MEDIA                                                     1.08%
         557,000  BEC World PLC                                                                278,130            238,599
         310,000  BEC World PLC - Foreign                                                      143,784            132,793
       1,026,894  United Broadcasting Corporation PLC+                                         367,545            420,002
                                                                                      ----------------    ---------------
                                                                                               789,459            791,394
                                                                                      ----------------    ---------------
                  REAL ESTATE                                               0.87%
       1,557,000  Lalin Property PLC                                                           279,432            261,886
       1,593,000  Land and Houses PLC - Foreign                                                355,253            373,962
                                                                                      ----------------    ---------------
                                                                                               634,685            635,848
                                                                                      ----------------    ---------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  THAILAND (CONTINUED)
                  TELECOMMUNICATIONS                                        1.04%
         328,500  Advanced Info Service PLC - Foreign                                 $        445,609    $       763,214
                                                                                      ----------------    ---------------
                  TOTAL THAILAND                                                             2,591,324          3,384,327
                                                                                      ----------------    ---------------
                  TOTAL COMMON STOCKS                                                       60,542,627         72,700,650
                                                                                      ----------------    ---------------

PREFERRED STOCK (0.67% of holdings)
                  THAILAND                                                  0.67%
                  BANKING                                                   0.67%
         444,205  Siam Commercial Bank PLC - 5.25% Preferred                                   151,802            494,517
                                                                                      ----------------    ---------------
                  TOTAL THAILAND                                                               151,802            494,517
                                                                                      ----------------    ---------------
                  TOTAL PREFERRED STOCK                                                        151,802            494,517
                                                                                      ----------------    ---------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                              JULY 31, 2004
                                                                (UNAUDITED)

PAR VALUE                                                               PERCENT OF
(000)             SECURITY                                               HOLDINGS           COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS (0.29% of holdings)
                  KOREA                                                     0.29%
                  METALS - STEEL                                            0.29%
            $150  ISC Cayman Limited, 0.00%, 07/03/07                                 $        246,853    $       211,407
                                                                                      ----------------    ---------------
                  TOTAL KOREA                                                                  246,853            211,407
                                                                                      ----------------    ---------------
                  TOTAL BONDS                                                                  246,853            211,407
                                                                                      ----------------    ---------------

                  TOTAL INVESTMENTS                                        100.00%          60,941,282         73,406,574
                                                                                      ================    ===============

FOOTNOTES AND ABBREVIATIONS
                  ADR      --  American Depository Receipts
                  +            Non-Income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Asia Tigers Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date           September 7, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date           September 7, 2004
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -----------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date           September 7, 2004
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.